Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Operating Expense [Abstract]
Voyage Expenses	Voyage Expenses
(Dollars in thousands)	2021	2020	2019
Bunkers	$72,925	$106,104	$156,171
Other Voyage Related Expenses	19,480	34,460	31,329
Total Voyage Expenses	$92,405	$140,564	$187,500

Vessel Operating Expenses	Vessel Operating Expenses
(Dollars in thousands)	2021	2020	2019
Operating Expenses	$71,609	$75,944	$72,541
Insurance	6,198	6,244	5,785
Total Vessel Operating Expenses	$77,807	$82,188	$78,327

General and Administrative Expenses
General and Administrative Expenses:

(Dollars in thousands)	2021	2020	2019
Total Compensation to Employees and Directors	$11,890	$14,163	$10,331
Office and Administrative Expenses	3,351	2,413	2,633
Audit, Legal and Consultancy	1,325	1,313	1,826
Total General and Administrative Expenses	$16,565	$17,890	$14,789

Stock Compensation Series
Stock Compensation Series

	Number of shares	Vesting Period	Fair value at grant date
(1) Granted January 2017, restricted shares	900,000	2 years	$4.61
(2) Granted January 2018, restricted shares	355,000	1 year	3.92
(3) Granted January 2018, restricted shares	212,000	3 years	2.30
(4) Granted January 2019, restricted shares	360,000	3 years	4.25
(5) Granted January 2019, restricted shares	200,000	3 years	3.04
(6) Granted March 2019, restricted shares	210,000	1 year	4.60
(7) Granted January 2020, restricted shares	460,000	3 years	8.22
(8) Granted January 2020, restricted shares	150,000	1 year	8.22
(9) Granted January 2020, restricted shares	200,000	1 year	3.56
(10) Granted January 2021, restricted shares	579,100	3 years	5.52
(11) Granted January 2021, restricted shares	175,000	1 year	5.52
(12) Granted January 2021, restricted shares	119,900	3 years	$3.22

Reconciliation of Outstanding Restricted Common Stock and Share Options
The following reconciles the number of outstanding restricted common stock and share options:

Restricted common stock

Outstanding at December 31, 2018	545,500
Granted	770,000
Exercised*	755,500
Forfeited	-
Outstanding at December 31, 2019	560,000

Outstanding at December 31, 2019	560,000
Granted	810,000
Exercised*	550,002
Forfeited	-
Outstanding at December 31, 2020	819,998

Outstanding at December 31, 2020	819,998
Granted	874,000
Exercised*	733,133
Forfeited	-
Outstanding at December 31, 2021	960,865

*Does not include shares in lieu of dividends

Stock Compensation Expense	Stock Compensation Expense
(Dollars in thousands)	2021	2020	2019
Expense recognized from stock compensation	$4,371	$4,792	$2,532

Remuneration of Executives and Directors
Remuneration of Directors and Executives as a group:

(Dollars in thousands)	2021	2020	2019
Cash compensation	$5,050	$3,897	$3,518
Pension cost	219	206	36
Share compensation*	3,508	4,364	2,003
Total remuneration	$8,776	$8,466	$5,556

* Share compensation reflects the expense recognized.

Shares held by Executives and Directors
Shares held by Directors and Executives:

	2021	2020	2019
Directors and Executives as a group*	2,958,894	2,303,011	3,615,221

*Includes 725,665 (2020: 619,998, 2019: 440,000) shares of restricted stock subject to vesting conditions.